Intangible Assets - Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles (Details) $ in Thousands	6 Months Ended
Jul. 31, 2020 NZD ($)
Disclosure of detailed information about intangible assets [abstract]
33 basis points increase in discount rate	$ (164)
70 basis points decrease in long-term sales growth	(66)
500 basis points decrease in long-term sales forecast	$ (318)